Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2023	Feb. 28, 2023	Dec. 31, 2022
Assets
Restricted cash	$ 0.0		$ 2.5
Non-current restricted cash	$ 0.0		8.0
$350m Convertible Bonds
Liabilities
Debt instrument, interest rate	3.875%
$250m Convertible Bonds
Liabilities
Debt instrument, interest rate	5.00%	5.00%
Fair value | Fair value, inputs, level 1
Assets
Cash and cash equivalents	$ 83.8		108.0
Restricted cash	0.0		2.5
Trade receivables	53.9		43.0
Other current assets	32.8		25.4
Due from related parties	81.8		65.6
Non-current restricted cash	0.0		8.0
Liabilities
Trade payables	37.8		47.7
Accrued expenses	90.6		80.8
Short term accrued interest and other items	76.3		77.7
Other current liabilities	43.5		36.2
Short-term debt	107.9		100.8
Long-term debt	1,295.5		1,177.7
Fair value | Fair value, inputs, level 2
Liabilities
Short-term debt	0.0		330.8
Long-term debt	247.5		0.0
Carrying value
Assets
Cash and cash equivalents	83.8		108.0
Restricted cash	0.0		2.5
Trade receivables	53.9		43.0
Other current assets	32.8		25.4
Due from related parties	81.8		65.6
Non-current restricted cash	0.0		8.0
Liabilities
Trade payables	37.8		47.7
Accrued expenses	90.6		80.8
Short term accrued interest and other items	76.3		77.7
Other current liabilities	43.5		36.2
Carrying value | Fair value, inputs, level 1
Liabilities
Short-term debt	107.9		100.8
Long-term debt	1,295.5		1,177.7
Carrying value | Fair value, inputs, level 2
Liabilities
Short-term debt	0.0		350.0
Long-term debt	$ 250.0		$ 0.0